Provisions - Non-tax-related proceedings (Details) € in Millions, £ in Millions	1 Months Ended	6 Months Ended
	Jun. 30, 2018 EUR (€)	Jun. 30, 2018 EUR (€) item	Jun. 30, 2018 GBP (£)	Jun. 30, 2018 EUR (€)	Feb. 13, 2018 EUR (€)	Jan. 02, 2018 EUR (€)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 EUR (€)
Disclosure of provision matrix [line items]
Provisions				€ 13,758.0		€ 14,686.0		€ 14,489.0
"Planos Economicos"
Disclosure of provision matrix [line items]
Number of proceedings have been brought at the High Court Of Justice (STJ) and the Federal Supreme Court (STF) | item		2
Number of methods of calculating economic losses that the court has excluded from the case | item		1
The Intervention Of Alleged Fraud Of Bernard L. Madoff Investment Securities LLC
Disclosure of provision matrix [line items]
The amount of subfund to cover the exposure of customers of the Group				2,330.0
The amount of subfund to cover the exposure of institutional investors and international private banking customers				2,010.0
The amount of subfund to cover the exposure of investment portfolios of the Group's private banking customers in Spain				320.0
Administrative Investigation, Possible Collusion, Hedge For Syndicated Loans [Member]
Disclosure of provision matrix [line items]
Fine imposed, all parties					€ 91.0
Fine imposed, Santander portion					€ 23.9
Floor Clauses
Disclosure of provision matrix [line items]
Provisions				144.0
Provision used, other provisions	€ 317.0
Banco Santander (Brasil) S.A | "Planos Economicos"
Disclosure of provision matrix [line items]
Number of years to be extended to file a claim as set as limitation period		5 years
Number of years to file a claim as sought by a claimant		20 years
Other combined provisions
Disclosure of provision matrix [line items]
Provisions				5,913.0				5,841.0
Provision for customer remediation
Disclosure of provision matrix [line items]
Provisions				716.0				885.0
Provision for customer remediation | Banco Popular Espanol, S.A.
Disclosure of provision matrix [line items]
Provision used, other provisions		€ 79.0
Provision For Customer Remediation PPI Redress And Related Costs | Santander UK plc
Disclosure of provision matrix [line items]
Provisions			£ 301	€ 340.0			£ 356	€ 401.0